Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Fair value
Derivative assets at fair value	$ 0.0	$ 2.4
Derivative liabilities at fair value	(2.0)	(1.7)
Credit default swaps
Fair value
Derivative assets at fair value	0.0	2.4
Derivative liabilities at fair value	0.0	0.0
Notional amounts
Notional amounts	0.0	2.2
Forwards
Fair value
Derivative assets at fair value	0.0	0.0
Derivative liabilities at fair value	(2.0)	(1.7)
Notional amounts
Notional amounts	$ 158.1	$ 133.3